Employee Benefit Plan	6 Months Ended
Jun. 30, 2011
Employee Benefit Plan
Employee Benefit Plan
9.	Employee Benefit Plan

Effective February 1, 2007, the Company has established a defined contribution 401(k) plan (the Plan) for all employees who are at least 21 years of age. Employees are eligible to participate in the Plan beginning on the first day of the month following one month of employment. Under the terms of the Plan, employees may make voluntary contributions as a percentage of compensation. The Company's contributions to the Plan are discretionary, and no contributions have been made by the Company to date.